Accrued Severance Benefits (Details 2) (Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits, KRW)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gravity Co., LTD.
Defined contribution pension plan ("Pension Plan")
Defined contribution pension plan, contribution	1,227	1,114	1,190
NeoCyon, Inc.
Defined contribution pension plan ("Pension Plan")
Defined contribution pension plan, cost recognized	569	467	390